Related Parties, Inventory Purchases/Concentration Risk (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023		Jun. 30, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Inventory Purchases/Concentration Risk [Abstract]
Purchase of inventories	$ 506,000		$ 443,000	$ 924,000		$ 731,000		$ 574,000
Accounts payable	122,168	[1]		106,495	[1],[2]	92,908	[2]
Related Party [Member]
Inventory Purchases/Concentration Risk [Abstract]
Accounts payable	$ 117,831		$ 102,100	$ 102,113		$ 88,799
Related Party [Member] | Cost of Revenue [Member] | Product Concentration Risk [Member]
Inventory Purchases/Concentration Risk [Abstract]
Concentration risk percentage	89.00%		86.00%	88.00%		83.00%		88.00%
Related Party [Member] | Accounts Payable [Member] | Product Concentration Risk [Member]
Inventory Purchases/Concentration Risk [Abstract]
Concentration risk percentage	96.00%			96.00%		96.00%

[1]	Includes amounts due to related party of $117,831 and $102,113 at June 30, 2023 and December 31, 2022, respectively
[2]	Includes amounts due to related party of $102,113 and $88,799 at December 31, 2022 and 2021, respectively